Note 11 - Lease - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Year ending December 31, 2020	$ 763
Year ending December 31, 2021	766
Year ending December 31, 2022	770
Year ending December 31, 2023	708
Total lease payment	3,007
Less imputed interest	(535)
Present value of lease liabilities	$ 2,472